Other Assets - Schedule of Prepaid Expense and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Prepayments, receivables and other current assets
Receivables of technology service		¥ 11,613		¥ 21,217
Receivables from third-party payment service providers	[1]	5,243		8,711
Employee loans and advances		665		1,474
Deposits		507		2,655
Interest receivable		409		631
Receivables of financing facilitation service		256		452
Others		3,269		6,982
Less: Allowance for credit losses		(2,093)		(1,940)
Subtotal		19,869		40,182
Other prepaid expenses		26,510		20,130
VAT receivables		8,532		8,707
Prepaid promotion fees		45		107
Total prepayments, receivables and other current assets		54,956	$ 7,610	69,126
Other non-current assets
Less: Allowance for credit losses		(331)
Subtotal		13,815		14,146
Other non-current assets		45,473	$ 6,298	63,640
Prepayment for Renovation
Other non-current assets
Other non-current assets		0		17,116
Long term deposit [Member]
Other non-current assets
Other non-current assets		14,146		14,146
Gold [Member]
Other non-current assets
Other non-current assets	[2]	¥ 31,658		¥ 32,378

[1]	Receivables from third party payment service providers represent cash due from the Group’s third party on-line payment service providers in relation to their processing of payments for the Group.
[2]	As of March 31, 2023 and 2024, the Company has physical gold on hand of RMB32,378 and RMB31,658, respectively. As the Company intends to hold the gold for an indefinite long term period, the Company has recorded the asset in “other non-current assets” on the Consolidated Balance Sheets. The Company will record any decline in net realizable value lower than acquisition cost as a non-operating loss. The net realizable value is determined based on market value less cost to sale. Any recovery in valuation will only be recognized to the extent of previously recorded fiscal year losses, and only to the extent such recovery occurs in the same fiscal year as when such losses were recorded. As of March 31, 2023 and 2024, the market value of the gold less cost to sell was higher than its purchase cost. Therefore, there was no impairment loss recognized for the year ended March 31, 2023 and 2024.